Equity-Based Compensation (Narrative) (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 29, 2019	Aug. 31, 2017	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jul. 31, 2017
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, issued for services (in shares)				0	0
Restricted Share Plan | Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum authorized amount as a percentage of shares authorized				5.00%
Number of shares authorized (in shares)			3,400,000	3,400,000
Shares granted automatically upon election to board of directors, in shares						1,333
Restricted share vesting period				5 years
Granted (in shares)				0
Nonvested awards, compensation cost not yet recognized			$ 4,700,000	$ 4,700,000
Nonvested awards, compensation cost not yet recognized, period for recognition				3 years 7 months 6 days
Share-based payment arrangement, expense			$ 300,000	$ 700,000
Restricted Share Plan | Unvested Restricted Stock | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period	3 years
Granted (in shares)	15,000
Amended and Restated RSP | Unvested Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Benchmark for RSP issuance (in shares)		$ 30,000
Amended and Restated RSP | Unvested Restricted Stock | Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		7 years
Granted (in shares)		300,000
Shares vesting annually, percent		14.30%
Amended and Restated RSP | Unvested Restricted Stock | Independent Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share vesting period		5 years
Granted (in shares)		25,000